BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Waveform Technologies Inc. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Assets Acquired and Liabilities, Fair Values at Acquisition Date
	Provisional value	Measurement period adjustment	Adjusted values
	US$‘000	US$‘000	US$‘000
Property, plant and equipment	1,569	(206)	1,363
Intangible assets – arising on acquisition	9,360	-	9,360
Financial assets	9	-	9
Inventory	1,296	(1,296)	-
Trade and other receivables	135	-	135
Trade and other payables	(50)	-	(50)
Deferred tax liabilities	(1,170)	1,170	-
Net assets acquired	11,149	(332)	10,817
Goodwill	12,071	332	12,403
Consideration	23,220	-	23,220

Satisfied by:
Cash consideration	12,500	-	12,500
Non-cash consideration	3,960	-	3,960
Deferred contingent consideration	6,760	-	6,760
Total consideration	23,220	-	23,220

Net cash outflow – arising on acquisition
Cash consideration	12,500	-	12,500
Net cash outflow	12,500	-	12,500

Metabolomics Diagnostics Limited [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Assets Acquired and Liabilities, Fair Values at Acquisition Date
Metabolomics Provisional value
US$‘000
Property, plant and equipment	10
Intangible assets – arising on acquisition	1,200
Inventory	144
Trade and other receivables	181
Trade and other payables	(494)
Deferred tax liabilities	(150)
Cash acquired	9
Net assets acquired	900
Goodwill	6
Consideration	906

Satisfied by:
Cash consideration	412
Non-cash consideration	494
Total consideration	906

Net cash outflow – arising on acquisition
Cash consideration	412
Less: Cash and cash equivalents	(8)
Net cash outflow	404

Epi Capture Limited [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Assets Acquired and Liabilities, Fair Values at Acquisition Date
EpiCapture Provisional value
US$‘000
Intangible assets – arising on acquisition	2,668
Trade and other payables	(406)
Deferred tax liabilities	(333)
Net assets acquired	1,929
Goodwill	1,420
Consideration	3,349

Satisfied by:
Non-cash consideration	2,965
Deferred contingent consideration	384
Total consideration	3,349

Net cash outflow – arising on acquisition
Net cash outflow	-